UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 27.3%
Industrial - 18.0%
Basic - 1.6%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	300	$312,375
ArcelorMittal
6.25%, 8/05/20		150	162,375
Arconic, Inc.
6.75%, 7/15/18		185	196,563
Cliffs Natural Resources, Inc.
8.00%, 9/30/20 (a)		31	32,240
Freeport-McMoRan, Inc.
2.375%, 3/15/18		149	148,553
4.55%, 11/14/24		563	527,812
5.40%, 11/14/34		270	235,829
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		676	753,334
Lecta SA
6.50%, 8/01/23 (a)	EUR	104	116,478
Momentive Performance Materials, Inc.
3.88%, 10/24/21	U.S.$	650	632,125
8.875%, 10/15/20 (b)(c)(d)		650	-0-
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)(e)(f)		396	249,480
PQ Corp.
6.75%, 11/15/22 (a)		219	237,067
Teck Resources Ltd.
3.00%, 3/01/19		103	103,515
5.40%, 2/01/43		538	505,720
8.00%, 6/01/21 (a)		16	17,640
8.50%, 6/01/24 (a)		22	25,603
United States Steel Corp.
8.375%, 7/01/21 (a)		274	304,140

			4,560,849

Capital Goods - 1.7%
Apex Tool Group LLC
7.00%, 2/01/21 (a)		25	23,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)	EUR	280	329,086
Bombardier, Inc.
7.50%, 3/15/25 (a)	U.S.$	584	585,460
Case New Holland Industrial, Inc.
7.875%, 12/01/17		128	134,400
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		73	76,011
9.875%, 2/01/21(a)		86	93,525
Herc Rentals, Inc.
7.50%, 6/01/22 (a)		690	745,200
7.75%, 6/01/24 (a)		1,081	1,170,182

	Principal Amount (000)		U.S. $ Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.00%, 7/15/24 (a)	U.S.$	266	$283,423
8.25%, 2/15/21		125	128,529
Sealed Air Corp.
6.875%, 7/15/33 (a)		442	464,100
United Rentals North America, Inc.
5.50%, 7/15/25-5/15/27		664	671,880

			4,704,921

Communications - Media - 2.3%
Altice Financing SA
6.625%, 2/15/23 (a)		420	439,950
7.50%, 5/15/26 (a)		350	369,250
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		250	261,000
CSC Holdings LLC
5.25%, 6/01/24		195	195,975
DISH DBS Corp.
5.875%, 11/15/24		450	455,062
6.75%, 6/01/21		150	161,157
7.75%, 7/01/26		56	62,685
Gray Television, Inc.
5.875%, 7/15/26 (a)		307	305,081
iHeartCommunications, Inc.
9.00%, 12/15/19-3/01/21		694	536,640
Intelsat Jackson Holdings SA
5.50%, 8/01/23		145	101,500
7.50%, 4/01/21		266	206,150
9.50%, 9/30/22 (a)		145	163,850
Intelsat Luxembourg SA
7.75%, 6/01/21		125	43,438
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		510	472,387
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		43	42,893
Radio One, Inc.
9.25%, 2/15/20 (a)		905	846,175
Univision Communications, Inc.
5.125%, 5/15/23 (a)		370	367,454
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)	GBP	166	206,740
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19	U.S.$	795	838,232
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		220	221,513

			6,297,132

Communications - Telecommunications - 2.5%
CenturyLink, Inc.
Series T
5.80%, 3/15/22		250	257,110

	Principal Amount (000)		U.S. $ Value
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)	U.S.$	200	$212,500
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23		650	705,250
Embarq Corp.
7.995%, 6/01/36		934	905,690
Frontier Communications Corp.
7.625%, 4/15/24		880	776,600
SFR Group SA
7.375%, 5/01/26 (a)		650	667,063
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		360	391,050
Sprint Corp.
7.625%, 2/15/25		327	350,503
7.875%, 9/15/23		266	290,605
T-Mobile USA, Inc.
6.00%, 4/15/24		128	136,000
6.25%, 4/01/21		250	259,050
6.375%, 3/01/25		210	227,063
6.836%, 4/28/23		310	330,925
Telecom Italia Capital SA
7.20%, 7/18/36		694	731,885
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		358	364,265
Windstream Services LLC
6.375%, 8/01/23		340	304,300

			6,909,859

Consumer Cyclical - Automotive - 0.5%
Dana Financing Luxembourg S.à.r.l.
6.50%, 6/01/26 (a)		592	626,146
Exide Technologies
7.00%, 4/30/25 (g)(h)(i)		243	148,918
Meritor, Inc.
6.25%, 2/15/24		504	506,621

			1,281,685

Consumer Cyclical - Entertainment - 0.0%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		84	86,328

Consumer Cyclical - Other - 1.7%
Beazer Homes USA, Inc.
8.75%, 3/15/22 (a)		482	524,175
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		129	134,483
International Game Technology PLC
6.25%, 2/15/22 (a)		361	384,689
Lennar Corp.
4.50%, 6/15/19		825	855,525
MDC Holdings, Inc.
6.00%, 1/15/43		380	332,500
Meritage Homes Corp.
7.00%, 4/01/22		340	374,000

	Principal Amount (000)		U.S. $ Value
PulteGroup, Inc.
5.00%, 1/15/27	U.S.$	692	$680,755
7.875%, 6/15/32		220	243,100
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		789	789,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		200	204,000
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		270	275,570

			4,797,797

Consumer Cyclical - Retailers - 0.2%
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		57	57,798
L Brands, Inc.
6.95%, 3/01/33		260	252,850
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		79	48,783
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(h)		261	153,337
PetSmart, Inc.
7.125%, 3/15/23 (a)		126	123,795

			636,563

Consumer Non-Cyclical - 3.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, 6/15/24 (a)		469	488,792
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	186	228,779
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	1,002	728,955
Concordia International Corp.
9.50%, 10/21/22 (a)		391	166,175
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		1,754	1,487,303
Envision Healthcare Corp.
5.625%, 7/15/22		170	175,100
HCA Holdings, Inc.
6.25%, 2/15/21		88	94,380
HCA, Inc.
5.875%, 3/15/22		655	711,494
7.58%, 9/15/25		65	70,688
Horizon Pharma, Inc.
6.625%, 5/01/23		482	463,925
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		400	432,000
9.625%, 10/01/21 (a)		263	281,936
LifePoint Health, Inc.
5.375%, 5/01/24 (a)		41	39,258

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	U.S.$	621	$534,836
5.625%, 10/15/23 (a)		20	17,725
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		299	317,314
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		815	853,712
Revlon Consumer Products Corp.
6.25%, 8/01/24		32	33,120
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		280	291,900
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	132	155,026
Tenet Healthcare Corp.
5.00%, 3/01/19	U.S.$	260	255,775
6.75%, 6/15/23		353	333,585
8.00%, 8/01/20		155	155,969
Tennessee Merger Sub, Inc.
6.375%, 2/01/25 (a)		207	203,377
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		1,675	1,254,156

			9,775,280

Energy - 1.6%
California Resources Corp.
5.00%, 1/15/20		154	125,895
5.50%, 9/15/21		45	34,763
6.00%, 11/15/24		51	38,122
8.00%, 12/15/22 (a)		75	66,750
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)		172	181,890
7.00%, 6/30/24 (a)		180	200,925
Chesapeake Energy Corp.
4.875%, 4/15/22		112	104,160
6.125%, 2/15/21		536	529,134
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	113,575
5.70%, 10/15/39		212	172,250
Energy Transfer Equity LP
5.875%, 1/15/24		310	330,925
Ensco PLC
4.50%, 10/01/24		138	123,510
5.20%, 3/15/25		21	19,005
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20		338	338,000
Golden Energy Offshore Services AS
5.00%, 12/31/17 (i)	NOK	7,579	183,775
Noble Holding International Ltd.
5.25%, 3/15/42	U.S.$	70	51,100
7.20%, 4/01/25		139	137,610
8.20%, 4/01/45 (j)		169	156,536

	Principal Amount (000)		U.S. $ Value
Paragon Offshore PLC
6.75%, 7/15/22 (a)(b)(e)	U.S.$	488	$82,960
7.25%, 8/15/24 (a)(b)(e)		812	138,040
SandRidge Energy, Inc.
0.00%, 10/04/20 (b)(g)		55	60,535
8.125%, 10/15/22 (b)(c)(f)		665	0
Transocean, Inc.
5.55%, 10/15/22 (j)		194	176,540
6.80%, 3/15/38		235	189,175
9.00%, 7/15/23 (a)		279	296,961
Weatherford International Ltd.
6.75%, 9/15/40		227	190,112
7.00%, 3/15/38		330	285,450
9.875%, 2/15/24 (a)		30	32,400

			4,360,098

Other Industrial - 0.2%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		220	206,800
Belden, Inc.
5.50%, 4/15/23 (a)	EUR	100	114,826
Laureate Education, Inc.
9.25%, 9/01/19 (a)	U.S.$	335	349,656

			671,282

Services - 0.3%
APX Group, Inc.
8.75%, 12/01/20		450	466,875
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		200	216,750

			683,625

Technology - 1.4%
Avaya, Inc.
7.00%, 4/01/19 (a)(b)(e)		400	331,000
10.50%, 3/01/21 (a)(b)(e)		1,062	289,395
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		655	632,075
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (a)(h)		175	169,750
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		289	316,420
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		568	577,940
Infor US, Inc.
6.50%, 5/15/22		470	482,338
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		112	127,400
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		377	360,035

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
10.50%, 4/01/24 (a)	U.S.$	411	$483,952

			3,770,305

Transportation - Services - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		84	76,860
5.50%, 4/01/23		468	453,960
6.375%, 4/01/24 (a)		397	392,037
CEVA Group PLC
9.00%, 9/01/21 (a)		217	145,390
Hertz Corp. (The)
5.875%, 10/15/20		240	226,800
7.375%, 1/15/21		73	70,628

			1,365,675

			49,901,399

Financial Institutions - 8.9%
Banking - 7.9%
Ally Financial, Inc.
4.125%, 3/30/20		321	326,216
8.00%, 11/01/31		192	228,000
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(k)	EUR	200	233,172
Banco Santander SA
6.25%, 3/12/19 (a)(k)		200	205,379
Barclays PLC
8.00%, 12/15/20 (k)		200	232,902
BBVA International Preferred SAU
5.919%, 4/18/17 (k)	U.S.$	3,677	3,610,814
Citigroup, Inc.
5.95%, 1/30/23 (k)		151	155,870
Credit Agricole SA
6.637%, 5/31/17 (a)(k)		3,550	3,425,466
8.125%, 12/23/25 (a)(k)		200	212,500
Credit Suisse Group AG
6.25%, 12/18/24 (a)(k)		208	205,140
Intesa Sanpaolo SpA
5.71%, 1/15/26 (a)		200	189,584
National Westminster Bank PLC
1.831% (EURIBOR 3 Month + 2.15%), 4/05/17 (k)(l)	EUR	200	196,613
Royal Bank of Scotland Group PLC
3.625%, 3/25/24 (a)		271	296,374
8.625%, 8/15/21 (k)	U.S.$	200	206,500
Series U
7.64%, 9/30/17 (k)		6,900	6,417,000
Societe Generale SA
1.749% (LIBOR 3 Month + 0.75%), 4/05/17 (i)(k)(l)		4,000	3,900,000
8.00%, 9/29/25 (a)(k)		360	362,700

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(k)(l)	U.S.$	1,200	$958,500
7.50%, 4/02/22 (a)(k)		335	336,172
UBS Group AG
7.00%, 2/19/25 (a)(k)		200	210,750

			21,909,652

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
0.00%, 5/25/10 (b)(m)		435	26,318
0.00%, 1/12/12 (b)(m)		440	26,620

			52,938

Finance - 0.7%
CIT Group, Inc.
5.50%, 2/15/19 (a)		400	420,832
Navient Corp.
5.875%, 3/25/21		660	662,475
6.625%, 7/26/21		752	765,160

			1,848,467

Insurance - 0.2%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		507	579,247

Other Finance - 0.1%
Lincoln Finance Ltd.
7.375%, 4/15/21 (a)		200	212,025

REITS - 0.0%
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		86	84,495
5.50%, 5/01/24		8	8,120

			92,615

			24,694,944

Utility - 0.4%
Electric - 0.4%
Calpine Corp.
5.75%, 1/15/25		200	195,500
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	164	187,843
Dynegy, Inc.
7.625%, 11/01/24	U.S.$	390	371,475
Talen Energy Supply LLC
4.625%, 7/15/19 (a)		275	266,062
6.50%, 5/01/18		180	186,750

			1,207,630

Total Corporates - Non-Investment Grade (cost $76,728,634)			75,803,973

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 17.8%
Australia - 3.7%
Australia Government Bond
Series 124
5.75%, 5/15/21 (a)	AUD	11,925	$10,406,983

Canada - 2.5%
Canadian Government Bond
1.50%, 6/01/23	CAD	8,825	6,821,072

Italy - 1.1%
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25	EUR	2,915	3,116,037

Portugal - 2.3%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)		6,360	6,300,993

Russia - 0.6%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	103,735	1,642,550

South Africa - 0.3%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	10,604	872,696

United States - 7.3%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	405	360,355
3.75%, 11/15/43 (n)		2,372	2,690,687
U.S. Treasury Notes
1.50%, 12/31/18 (n)		5,743	5,775,506
1.625%, 5/15/26 (n)		12,185	11,355,372

			20,181,920

Total Governments - Treasuries (cost $50,997,701)			49,342,251

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.5%
Risk Share Floating Rate - 7.3%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.271% (LIBOR 1 Month + 4.50%), 4/25/26 (i)(l)		1,564	1,570,749
Series 2016-1A, Class M2B
7.271% (LIBOR 1 Month + 6.50%), 4/25/26 (i)(l)		2,697	2,731,769
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
4.771% (LIBOR 1 Month + 4.00%), 8/25/24 (l)		3,720	3,956,416

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA1, Class B
9.971% (LIBOR 1 Month + 9.20%), 10/25/27 (l)	U.S.$	499	$620,595
Series 2015-HQ1, Class B
11.521% (LIBOR 1 Month + 10.75%), 3/25/25 (l)		1,171	1,429,583
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		959	1,011,553
Series 2015-C03, Class 1M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		690	757,808
Series 2015-C03, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		4,185	4,569,049
Series 2015-C04, Class 1M2
6.471% (LIBOR 1 Month + 5.70%), 4/25/28 (l)		1,019	1,138,024
Series 2015-C04, Class 2M2
6.321% (LIBOR 1 Month + 5.55%), 4/25/28 (l)		1,549	1,706,168
Series 2016-C02, Class 1M2
6.771% (LIBOR 1 Month + 6.00%), 9/25/28 (l)		749	852,778

			20,344,492

Non-Agency Fixed Rate - 5.1%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		1,006	970,779
Series 2005-86CB, Class A8
5.50%, 2/25/36		574	519,944
Series 2005-J14, Class A7
5.50%, 12/25/35		326	272,546
Series 2006-16CB, Class A6
6.00%, 6/25/36		1,998	1,636,970
Series 2006-24CB, Class A1
6.00%, 6/25/36		912	781,364
Series 2006-24CB, Class A11
5.75%, 6/25/36		508	434,042
Series 2006-32CB, Class A5
6.00%, 11/25/36		1,343	1,155,792
Series 2006-J1, Class 1A11
5.50%, 2/25/36		607	529,423
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		2,765	2,267,234
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		286	263,496
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-6, Class A1
6.00%, 4/25/36		541	479,136

	Principal Amount (000)		U.S. $ Value
Series 2006-9, Class A2
6.00%, 5/25/36	U.S.$	730	$618,936
Series 2007-4, Class 1A39
6.00%, 5/25/37		424	355,344
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		584	489,790
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A45
6.00%, 8/25/37		1,603	1,364,930
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		905	624,581
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.032%, 9/25/35		367	310,702
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36		500	492,026
Series 2007-10, Class 1A7
6.00%, 7/25/37		413	406,873
Series 2007-8, Class 2A6
6.00%, 7/25/37		302	300,605

			14,274,513

Agency Fixed Rate - 2.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4451, Class CI
7.00%, 3/15/45 (o)		2,566	676,427
Federal National Mortgage Association REMICs
Series 2015-22, Class EI
6.00%, 4/25/45 (o)		2,918	678,474
Series 2015-33, Class AI
5.00%, 6/25/45 (o)		6,204	1,243,867
Series 2016-26, Class IO
5.00%, 5/25/46 (o)		3,444	705,253
Series 2016-33, Class NI
5.00%, 7/25/34 (o)		6,709	1,402,311
Government National Mortgage Association
Series 2016-47, Class IK
4.00%, 4/20/46 (o)		4,932	980,055
Series 2016-111, Class PI
3.50%, 6/20/45 (o)		8,555	1,434,689

			7,121,076

Non-Agency Floating Rate - 1.0%
Alternative Loan Trust
Series 2006-19CB, Class A3
6.00% (LIBOR 1 Month + 1.00%), 8/25/36 (l)		1,597	1,386,112
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.961% (LIBOR 1 Month + 0.19%), 12/25/36 (l)		621	382,250

	Principal Amount (000)		U.S. $ Value
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.596% (12MTA + 2.00%), 3/25/36 (l)	U.S.$	255	$214,617
Luminent Mortgage Trust
Series 2006-5, Class A1A
0.961% (LIBOR 1 Month + 0.19%), 7/25/36 (l)		491	324,867
Residential Accredit Loans, Inc. Trust
Series 2007-QO2, Class A1
0.921% (LIBOR 1 Month + 0.15%), 2/25/47 (l)		624	372,838

			2,680,684

Agency Floating Rate - 0.5%
Federal National Mortgage Association REMICs
Series 2007-15, Class CI
5.609% (6.38% - LIBOR 1 Month), 3/25/37 (l)(p)		6,829	1,315,937

Total Collateralized Mortgage Obligations (cost $45,148,494)			45,736,702

CORPORATES - INVESTMENT GRADE - 3.9%
Industrial - 1.8%
Basic - 0.2%
Lubrizol Corp.
8.875%, 2/01/19		155	176,760
Weyerhaeuser Co.
7.375%, 3/15/32		204	263,321

			440,081

Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27		99	99,581
Republic Services, Inc.
5.25%, 11/15/21		200	222,439

			322,020

Communications - Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		220	231,332
6.484%, 10/23/45		181	205,752

			437,084

Communications - Telecommunications - 0.2%
American Tower Corp.
5.05%, 9/01/20		140	150,786
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)		521	520,375

			671,161

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.0%
Agilent Technologies, Inc.
5.00%, 7/15/20	U.S.$	28	$30,287
Altria Group, Inc.
9.25%, 8/06/19		34	40,014

			70,301

Energy - 0.5%
Energy Transfer Partners LP
6.125%, 2/15/17		225	225,360
EQT Corp.
8.125%, 6/01/19		35	39,374
Husky Energy, Inc.
7.25%, 12/15/19		84	95,452
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		310	386,975
Noble Energy, Inc.
8.25%, 3/01/19		153	171,355
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/01/19		345	391,298
Spectra Energy Capital LLC
8.00%, 10/01/19		170	192,515

			1,502,329

Technology - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (a)		320	345,498
8.35%, 7/15/46 (a)		47	58,684
Micron Technology, Inc.
7.50%, 9/15/23 (a)		451	500,610
Motorola Solutions, Inc.
7.50%, 5/15/25		181	212,604
Seagate HDD Cayman
4.75%, 1/01/25		99	96,154
Western Digital Corp.
7.375%, 4/01/23 (a)		321	353,100

			1,566,650

			5,009,626

Financial Institutions - 1.5%
Banking - 0.9%
BPCE SA
5.70%, 10/22/23 (a)		200	213,624
Deutsche Bank AG
Series G
3.375%, 5/12/21		127	126,490
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		693	674,057
HSBC Holdings PLC
6.00%, 9/29/23 (a)(k)	EUR	200	227,580
Lloyds Banking Group PLC
4.50%, 11/04/24	U.S.$	200	203,634

	Principal Amount (000)		U.S. $ Value
Macquarie Group Ltd.
7.625%, 8/13/19 (a)	U.S.$	115	$128,627
Morgan Stanley
4.10%, 5/22/23		96	98,630
Series G
5.50%, 7/24/20		175	191,153
Nationwide Building Society
4.00%, 9/14/26 (a)		250	238,417
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	111,829
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	U.S.$	358	357,573

			2,571,614

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		117	124,800
8.25%, 12/15/20		110	129,809

			254,609

Insurance - 0.4%
Aetna, Inc.
6.75%, 12/15/37		257	333,818
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	193,235
Anthem, Inc.
5.875%, 6/15/17		20	20,327
7.00%, 2/15/19		45	49,269
Chubb Corp. (The)
6.375%, 4/15/37		123	119,986
Cigna Corp.
5.125%, 6/15/20		90	97,842
Humana, Inc.
6.30%, 8/01/18		25	26,611
Lincoln National Corp.
8.75%, 7/01/19		15	17,254
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	255,542

			1,113,884

REITS - 0.1%
VEREIT Operating Partnership LP
4.875%, 6/01/26		88	89,711
Welltower, Inc.
4.95%, 1/15/21		86	92,661

			182,372

			4,122,479

Utility - 0.4%
Electric - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	195,147

	Principal Amount (000)		U.S. $ Value
TECO Finance, Inc.
5.15%, 3/15/20	U.S.$	55	$58,898

			254,045

Natural Gas - 0.3%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	838,842

			1,092,887

Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Equate Petrochemical BV
3.00%, 3/03/22 (a)		653	633,410

Total Corporates - Investment Grade (cost $10,262,064)			10,858,402

AGENCIES - 2.5%
Agency Debentures - 2.5%
Federal National Mortgage Association 1.875%, 9/24/26 (cost $7,548,457)		7,595	7,007,337

EMERGING MARKETS - TREASURIES - 1.5%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	10,855	3,380,929

Dominican Republic - 0.3%
Dominican Republic International Bond
15.95%, 6/04/21 (i)	DOP	27,000	692,308

Total Emerging Markets - Treasuries (cost $4,022,920)			4,073,237

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Non-Agency Fixed Rate CMBS - 0.7%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.602%, 6/10/49	U.S.$	222	223,469
Series 2007-5, Class AM
5.772%, 2/10/51		343	348,909
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		52	51,604
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AM
5.764%, 5/15/46		775	782,458
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		84	84,400
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.543%, 7/10/44 (a)		600	541,838

	Principal Amount (000)		U.S. $ Value
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	U.S.$	24	$24,488

			2,057,166

Non-Agency Floating Rate CMBS - 0.2%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class C
4.718% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(l)		429	429,245

Total Commercial Mortgage-Backed Securities (cost $2,534,920)			2,486,411

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Mexico - 0.8%
Petroleos Mexicanos
Series 14-2
7.47%, 11/12/26 (cost $3,759,106)	MXN	55,570	2,193,660

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	571,026

Mexico - 0.5%
Mexico Government International Bond
4.125%, 1/21/26		1,233	1,236,699

Total Governments - Sovereign Bonds (cost $1,737,461)			1,807,725

EMERGING MARKETS - SOVEREIGNS - 0.6%
Argentina - 0.4%
Argentine Republic Government International Bond
6.875%, 1/26/27 (a)		945	935,550

Ecuador - 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 (a)		275	290,812

Gabon - 0.1%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	333,508

Total Emerging Markets - Sovereigns (cost $1,531,622)			1,559,870

	Contracts
OPTIONS PURCHASED - PUTS - 0.5%
Options on Funds and Investment Trusts - 0.5%
SPDR S&P 500 ETF Trust
Expiration: Jan 2018, Exercise Price: $ 226.00 (b)(q)		908	1,213,996

	Contracts		U.S. $ Value
Options on Indices - 0.0%
S&P 500 Index
Expiration: Mar 2017, Exercise Price: $ 2,150.00 (b)(q)		9,000	$83,621

Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Apr 2017, Exercise Price: MXN 20.63 (b)(q)		28,669,167	28,924

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAIG Series 27, 5 Year Index RTP, Citibank, NA (Buy Protection)
Expiration: Feb 2017, Exercise Rate: 82.5% (b)	U.S.$	67,450	6,891

Total Options Purchased - Puts (premiums paid $1,714,681)			1,333,432

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50 (cost $1,114,521)	BRL	1,150	1,140,078

WHOLE LOAN TRUSTS - 0.4%
Performing Asset - 0.4%
Deutsche Bank Mexico SA
8.00%, 10/31/34 (c)(f)(r)	MXN	19,678	603,929
Recife Funding
Zero Coupon, 11/05/29 (c)(f)	U.S.$	530	512,020

Total Whole Loan Trusts (cost $1,668,771)			1,115,949

BANK LOANS - 0.4%
Industrial - 0.4%
Energy - 0.4%
California Resources Corporation
11.38% (LIBOR 3 Month + 10.38%), 12/31/21 (s) (cost $959,028)		962	1,081,891

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Brazil - 0.4%
Petrobras Global Finance BV
8.375%, 5/23/21 (cost $956,479)	U.S.$	965	$1,075,975

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (a) (cost $353,228)		388	422,920

ASSET-BACKED SECURITIES - 0.1%
Autos - Fixed Rate - 0.1%
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	366,875

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(i)		3	0

Total Asset-Backed Securities (cost $371,698)			366,875

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Digicel Group Ltd.
8.25%, 9/30/20 (a)		335	296,475

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(e)(i)		804	60,300

Total Emerging Markets - Corporate Bonds (cost $751,403)			356,775

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
CBOE Volatility Index
Expiration: Feb 2017, Exercise Price: $ 17.00 (b)(q)		420	13,650
iShares MSCI Emerging Markets Index
Expiration: Feb 2017, Exercise Price: $ 35.50 (b)(q)		1,149	221,182

			234,832

Options on Funds and Investment Trusts - 0.0%
Nikkei 225 Index Fund ETF
Expiration: Feb 2017, Exercise Price: JPY 19,625.00 (b)(q)		44,000	15,871

	Contracts		U.S. $ Value
WisdomTree Trust
Expiration: Feb 2017, Exercise Price: $ 50.00 (b)(q)		820	$67,240

			83,111

Total Options Purchased - Calls (premiums paid $394,445)			317,943

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Trnsp Auth CA
Series 1999C
6.60%, 10/01/29 (cost $111,757)	U.S.$	100	123,461

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Banking - 0.0%
Morgan Stanley 5.85% (cost $109,375)		4,375	109,900

COMMON STOCKS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. (b)		769	15,772

Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (b)		48	264

Total Common Stocks (cost $14,966)			16,036

WARRANTS - 0.0%
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (b)		1,292	2,584
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (b)		544	1,686

Total Warrants (cost $688)			4,270

SHORT-TERM INVESTMENTS - 21.4%
Investment Companies - 10.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (t)(u) (cost $30,304,839)		30,304,839	30,304,839

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 8.8%
Japan - 4.8%
Japan Treasury Discount Bill
Series 649
Zero Coupon, 3/13/17	JPY	1,510,000	$13,376,613

United States - 4.0%
U.S. Treasury Bill
Zero Coupon, 3/30/17 (n)	U.S.$	4,000	3,997,056
Zero Coupon, 4/13/17		7,000	6,993,336

			10,990,392

Total Governments - Treasuries (cost $24,287,387)			24,367,005

Agency Discount Note - 1.3%
Federal Home Loan Bank Zero Coupon, 3/31/17 (cost $3,497,378)		3,500	3,497,123

Time Deposits - 0.4%
BBH, Grand Cayman
0.01%, 2/01/17	SGD	1	598
0.05%, 2/01/17	NOK	96	11,615
Deutsche Bank, Grand Cayman
0.29%, 2/01/17	U.S.$	464	463,658
DNB, Oslo
(0.576)%, 2/01/17	EUR	50	53,638
Sumitomo, Tokyo
(0.21)%, 2/01/17	JPY	50,436	446,689

Total Time Deposits (cost $976,963)			976,198

Total Short-Term Investments (cost $59,066,567)			59,145,165

Total Investments - 96.5% (cost $271,858,986) (v)			267,480,238
Other assets less liabilities - 3.5%			9,721,496

Net Assets - 100.0%			$277,201,734

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	37	March 2017	$3,560,002	$3,600,098	$40,096
10 Yr Canadian Bond Futures	233	March 2017	24,567,255	24,609,814	42,559
90 Day Sterling Futures	1,747	December 2017	273,369,636	273,204,807	(164,829)

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	301	March 2017	$10,370,908	$10,552,038	$181,130
Euro-Bund Futures	86	March 2017	15,141,628	15,051,662	(89,966)
Nikkei 225 (CME) Futures	56	March 2017	5,421,300	5,320,935	(100,365)
STOXX 600 Bank Futures	261	March 2017	2,413,184	2,436,435	23,251
U.S. T-Note 2 Yr (CBT) Futures	166	March 2017	36,027,188	35,988,282	(38,906)
U.S. T-Note 5 Yr (CBT) Futures	467	March 2017	55,182,617	55,043,977	(138,640)
U.S. Ultra Bond (CBT) Futures	102	March 2017	16,771,742	16,390,125	(381,617)
U.S. Ultra Bond 10 Yr Futures	401	March 2017	53,961,297	53,796,656	(164,641)
Sold Contracts
90 Day Sterling Futures	1,747	December 2019	272,051,000	271,776,284	274,716
Euro Buxl 30 Yr Bond Futures	111	March 2017	20,196,106	20,034,656	161,450
Euro-Bono Futures	191	March 2017	28,609,621	28,505,007	104,614
Long Gilt Futures	95	March 2017	14,735,784	14,803,703	(67,919)
S&P 500 E-Mini Futures	87	March 2017	9,695,163	9,894,076	(198,913)
U.S. Long Bond (CBT) Futures	6	March 2017	910,969	905,063	5,906

					$(512,074)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	27	ARS	484	2/03/17	$2,935
BNP Paribas SA	USD	111	ARS	1,950	2/13/17	11,396
BNP Paribas SA	USD	83	ARS	1,479	2/16/17	8,944
BNP Paribas SA	USD	56	ARS	991	2/17/17	6,223
BNP Paribas SA	USD	167	ARS	3,006	2/21/17	20,396
BNP Paribas SA	USD	28	ARS	507	2/23/17	3,716
BNP Paribas SA	USD	53	ARS	971	2/24/17	7,387
BNP Paribas SA	USD	29	ARS	538	2/27/17	4,519
BNP Paribas SA	USD	15	ARS	285	2/28/17	2,504
BNP Paribas SA	USD	15	ARS	288	3/01/17	2,732
BNP Paribas SA	USD	17	ARS	326	3/02/17	3,516
BNP Paribas SA	USD	13,486	PEN	45,791	3/31/17	432,030
Brown Brothers Harriman & Co.	GBP	499	USD	624	2/17/17	(3,493)
Brown Brothers Harriman & Co.	NOK	1,174	USD	136	2/17/17	(6,785)
Brown Brothers Harriman & Co.	TRY	3,462	USD	976	2/17/17	61,824
Brown Brothers Harriman & Co.	USD	239	TRY	850	2/17/17	(14,665)
Brown Brothers Harriman & Co.	ZAR	9,435	USD	666	2/17/17	(32,412)
Brown Brothers Harriman & Co.	USD	306	GBP	248	3/09/17	6,710
Brown Brothers Harriman & Co.	JPY	52,909	USD	469	3/16/17	(514)
Brown Brothers Harriman & Co.	CAD	3,804	USD	2,897	3/31/17	(28,193)
Brown Brothers Harriman & Co.	EUR	435	USD	466	4/12/17	(5,208)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	EUR	12,436	USD	13,042	2/17/17	$(388,722)
Citibank, NA	RUB	97,433	USD	1,582	2/17/17	(34,465)
Citibank, NA	USD	641	TRY	2,278	2/17/17	(39,203)
Citibank, NA	CAD	854	USD	656	3/31/17	(564)
Citibank, NA	EUR	919	USD	984	3/31/17	(10,828)
Citibank, NA	TWD	214,691	USD	6,796	3/31/17	(110,853)
Credit Suisse International	USD	688	MXN	14,849	4/27/17	15,515
Goldman Sachs Bank USA	MXN	63,042	USD	3,074	2/17/17	57,417
Goldman Sachs Bank USA	USD	7,995	BRL	2,527	2/17/17	783
Goldman Sachs Bank USA	AUD	1,899	USD	1,433	3/31/17	(5,491)
HSBC Bank USA	USD	8,169	CZK	210,209	2/17/17	234,125
HSBC Bank USA	USD	652	MXN	13,744	2/17/17	5,916
JPMorgan Chase Bank, NA	MXN	14,849	USD	688	4/27/17	(15,515)
Morgan Stanley Capital Services LLC	CAD	8,641	USD	6,460	2/17/17	(180,978)
Morgan Stanley Capital Services LLC	USD	1,082	EUR	1,033	2/17/17	33,480
Morgan Stanley Capital Services LLC	BRL	21,607	USD	6,663	3/31/17	(93,542)
Morgan Stanley Capital Services LLC	EUR	12,320	USD	13,232	3/31/17	(102,423)
Northern Trust Co.	ZAR	2,228	USD	161	2/17/17	(3,721)
Royal Bank of Scotland PLC	AUD	13,805	USD	10,090	2/17/17	(375,802)
Royal Bank of Scotland PLC	USD	1,452	RUB	87,092	3/31/17	(23,807)
Standard Chartered Bank	JPY	1,348,144	USD	11,438	2/17/17	(506,386)
Standard Chartered Bank	USD	1,373	IDR	18,420,077	3/31/17	(746)
UBS AG	EUR	1,415	USD	1,525	4/12/17	(6,909)

						$(1,069,157)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE Volatility Index (w)	420	$15.00	February 2017	$48,276	$(22,050)
ProShares Short S&P 500 (w)	5,700	36.00	January 2018	1,293,639	(1,410,750)
SPDR S&P 500 ETF Trust (w)	506	225.00	February 2017	186,183	(191,015)

				$1,528,098	$(1,623,815)

PUT OPTIONS WRITTEN
Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE Volatility Index (w)	420	$15.00	February 2017	$79,365	$(109,200)
S&P 500 Index (q)	18,000	2,000.00	March 2017	91,800	(44,071)

				$171,165	$(153,271)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums	Market Value
Put - CDX-NAHY Series 27, 5 Year Index	Citibank, NA	Sell	102.00%	Feb 2017	$14,200	$248,500	$(2,358)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.35%	2/03/17	GBP	570	$6,708	$(214)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.34	2/06/17		560	6,172	(557)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.34	2/10/17		590	6,460	(1,178)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.18	2/24/17		810	5,329	(3,262)
Put - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.18	2/24/17		810	5,329	(6,732)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	1.32	2/06/17		570	6,414	(375)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	1.25	2/28/17		810	5,249	(6,132)
Put - OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.29	2/06/17	EUR	250	5,412	(10,291)
Put - OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.30	2/06/17		250	6,102	(9,931)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.32	2/09/17	GBP	590	6,441	(721)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.26	2/10/17		$750	6,525	(8,377)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.21	2/13/17		750	6,375	(11,401)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.61	2/03/17		300	5,940	(3,053)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	1.91	2/06/17		1,390	6,046	(5,917)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.31	2/06/17	GBP	570	6,320	(301)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	1.95	2/09/17		$1,410	6,556	(4,811)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.80%	2/13/17	GBP	810	$5,242	$(546)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.31	2/13/17		590	6,113	(1,033)
Put - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.31	2/13/17		590	6,113	(9,993)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.42	2/21/17		$760	7,277	(3,828)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.63	2/21/17		320	5,880	(4,758)
Put - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.07	2/28/17	GBP	1,120	4,506	(3,927)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.26	2/28/17		810	5,315	(6,330)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.91	2/17/17		$1,420	6,638	(2,333)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.91	2/17/17		1,420	6,638	(8,112)
Put - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Morgan Stanley Capital Services LLC	1.07	2/28/17	GBP	1,120	4,580	(3,986)

							$155,680	$(118,099)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - MXN vs. USD	USD	22.88	4/25/2017	MXN	31,806	$17,560	$(12,147)
Put - JPY vs. USD	USD	117.60	2/10/2017	JPY	1,248,445	171,867	(6,280)

						$189,427	$(18,427)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./INTRCONX CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00%	3.53%	$13,760	$(931,823)	$(19,561)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00%	3.53%		$3,000	$(203,159)	$(106,907)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.45		37,500	(624,146)	(213,851)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.56		12,660	(222,825)	(113,177)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.56		36,570	(642,642)	(427,391)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.56		16,710	(293,644)	(193,896)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.60		30,100	(543,008)	(183,093)
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	1.00	0.69	EUR	10,160	(126,757)	(3,438)
Morgan Stanley & Co. LLC/INTRCONX CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.60		$25,820	(465,796)	(149,848)
Sale Contracts
Citigroup Global Markets, Inc./INTRCONX
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	1.38		1,604	88,911	44,651
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.56		25,970	457,090	345,167
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.56		39,970	702,390	710,176
CDX-NAIG Series 27, 5 Year Index, 12/20/21*	1.00	0.67		32,880	544,740	240,150
Norske Skogindustrier, 7.000% 6/26/17, 6/20/20*	5.00	31.52	EUR	173	(99,204)	(98,430)
Citigroup Global Markets, Inc./CME
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	1.38		$1,862	103,224	85,344
Morgan Stanley & Co. LLC/INTRCONX
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.60		55,920	1,008,805	382,186

					$(1,247,844)	$298,082

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	CAD	31,880	12/05/21	3 Month CDOR	1.398%	$(50,059)
Citigroup Global Markets, Inc./(CME)	GBP	115,320	5/21/18	6 Month LIBOR	0.78%	356,325
Citigroup Global Markets, Inc./(CME)		115,320	2/20/19	0.878%	6 Month LIBOR	(485,939)
Citigroup Global Markets, Inc./(CME)		$31,700	12/14/20	1.663%	3 Month LIBOR	186,866
Citigroup Global Markets, Inc./(CME)	CAD	59,390	11/14/21	3 Month CDOR	1.303%	(279,600)
Citigroup Global Markets, Inc./(CME)	GBP	1,110	1/09/22	6 Month LIBOR	0.911%	(7,384)
Citigroup Global Markets, Inc./(CME)		$36,830	7/13/22	3 Month LIBOR	2.056%	53,914

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	MXN	117,100	9/11/26	4 Week TIIE	6.29%	$(598,109)
Citigroup Global Markets, Inc./(CME)	CAD	47,680	1/12/27	3 Month CDOR	1.85%	(449,471)
Citigroup Global Markets, Inc./(CME)		$3,630	3/07/46	2.173%	3 Month LIBOR	370,571
Citigroup Global Markets, Inc./(CME)	CAD	8,570	11/07/46	1.868%	3 Month CDOR	856,052
Citigroup Global Markets, Inc./(CME)		8,010	12/05/46	2.31%	3 Month CDOR	184,706
Citigroup Global Markets, Inc./(CME)		19,330	1/12/47	2.254%	3 Month CDOR	657,639
Citigroup Global Markets, Inc./(CME)		$12,010	1/17/47	2.466%	3 Month LIBOR	562,311
Citigroup Global Markets, Inc./(LCH)	GBP	1,110	1/09/22	0.981%	6 Month LIBOR	2,523
Morgan Stanley & Co. LLC/(CME Group)	MXN	37,491	12/11/18	4 Week TIIE	6.775%	(13,876)
Morgan Stanley & Co. LLC/(CME Group)		47,310	12/12/18	4 Week TIIE	6.84%	(14,904)
Morgan Stanley & Co. LLC/(CME Group)		31,540	12/13/18	4 Week TIIE	6.845%	(9,850)
Morgan Stanley & Co. LLC/(CME Group)		96,090	12/17/18	4 Week TIIE	7.035%	(14,399)
Morgan Stanley & Co. LLC/(CME Group)		9,456	12/01/26	7.70%	4 Week TIIE	4,482
Morgan Stanley & Co. LLC/(CME Group)		12,030	12/02/26	7.762%	4 Week TIIE	3,235
Morgan Stanley & Co. LLC/(CME Group)		8,010	12/03/26	7.76%	4 Week TIIE	2,221
Morgan Stanley & Co. LLC/(CME Group)		23,910	12/07/26	7.83%	4 Week TIIE	1,128
Morgan Stanley & Co. LLC/(CME)	CAD	44,120	11/07/21	3 Month CDOR	1.05%	(620,770)
Morgan Stanley & Co. LLC/(CME)		12,040	11/14/46	2.182%	3 Month CDOR	540,857
Morgan Stanley & Co., LLC/(LCH)	GBP	1,110	1/12/22	1.019%	6 Month LIBOR	(64)
Morgan Stanley & Co., LLC/(LCH)		1,110	1/12/22	6 Month LIBOR	1.019%	(9,324)
Morgan Stanley & Co., LLC/(LCH)		1,100	1/13/22	0.985%	6 Month LIBOR	2,281
Morgan Stanley & Co., LLC/(LCH)		1,100	1/13/22	6 Month LIBOR	0.985%	(7,245)

						$1,224,117

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
LCDX-NA Series 20 5 Year Index, 6/20/18*	2.50%	0.42%	$8,736	$(275,916)	$(80,877)	$(195,039)
Barclays Bank PLC
Korea International Bond, 7.13% 4/16/19, 12/20/21*	1.00	0.48	58,915	(1,518,368)	(1,595,976)	77,608
Citibank, NA
Chile Government International, 3.88% 8/05/20, 12/20/21*	1.00	0.83	29,030	(269,487)	(162,435)	(107,052)
iTraxx Japan Series 26 5 Year Index, 12/20/21*	1.00	0.54	JPY	7,600,370	(1,566,311)	(1,486,175)	(80,136)
Peruvian Government International, 8.75% 11/21/33, 12/20/21*	1.00	1.10	$9,410	31,261	(13,103)	44,364
Credit Suisse International
BellSouth Corporation, 6.55% 6/15/34, 9/20/19*	1.00	0.45	7,520	(111,891)	(97,118)	(14,773)
Deutsche Bank AG
iTraxx Australia Series 25 5 Year Index, 12/20/21*	1.00	0.80	55,920	(526,715)	854,233	(1,380,948)
iTraxx Japan Series 24 5 Year Index, 12/20/20*	1.00	0.36	JPY	3,720,370	(860,954)	(206,708)	(654,246)
Goldman Sachs International
Australia Government Bond, 6.00% 2/15/17, 12/20/21*	1.00	0.24	$59,350	(2,206,331)	(2,100,793)	(105,538)
Peruvian Government International, 8.75% 11/21/33, 12/20/21*	1.00	1.10	14,250	47,341	– 0	–	47,341

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United Mexican States, 5.95% 3/19/19, 12/20/19*	1.00%	1.04%		$32,970	$1,718	$(112,982)	$114,700
Morgan Stanley Capital Services LLC
Peruvian Government International, 8.75% 11/21/33, 12/20/21*	1.00	1.10		14,750	49,003	27,345	21,658
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.52% 5/22/18, 6/20/20*	5.00	6.37		300	(10,429)	8,970	(19,399)
iTraxx Australia Series 25 5 Year Index, 6/20/21*	1.00	0.80		25,820	243,201	(24,125)	267,326
Turkey Government International, 11.88% 1/15/30, 12/20/21*	1.00	2.64		11,800	(846,729)	(805,139)	(41,590)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.84		300	42,178	16,021	26,157
iTraxx Japan Series 24 5 Year Index, 12/20/20*	1.00	0.36	JPY	3,720,370	862,784	606,749	256,035
United Mexican States, 5.95% 3/19/19, 12/20/19*	1.00	1.04		$18,350	(956)	(54,954)	53,998
United Mexican States, 5.95% 3/19/19, 12/20/19*	1.00	1.04		14,620	(1,574)	(64,037)	62,463
Citibank, NA
iTraxx Australia Series 25 5 Year Index, 6/20/21*	1.00	0.80		30,100	283,514	(130,841)	414,355
Nabors Industries, Inc., 6.15% 2/15/18, 6/20/20*	1.00	1.33		300	(3,485)	(24,343)	20,858

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Safeway, Inc., 7.25% 2/01/31, 6/20/20*	1.00%	1.41%	$300	$(4,445)	$(17,748)	$13,303
Staples, Inc., 2.75% 1/12/18, 6/20/20*	1.00	1.08	300	(1,331)	(8,654)	7,323
Weatherford International LLC, 6.80% 6/15/37, 6/20/20*	1.00	3.96	300	(27,538)	(18,855)	(8,683)
Credit Suisse International
AT&T, Inc., 1.60% 2/15/17, 9/20/19*	1.00	0.42	7,520	118,689	112,730	5,959
Avon Products, Inc., 6.50% 3/01/19, 6/20/20*	1.00	3.28	300	(23,942)	(37,605)	13,663
CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	13,215	(815,145)	212,105	(1,027,250)
CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	1,755	(107,961)	(107,200)	(761)
Freeport-McMoran Inc., 3.55% 3/01/22, 6/20/20*	1.00	1.91	300	(9,367)	(15,411)	6,044
Teck Resources Limited, 3.15% 1/15/17, 6/20/20*	1.00	1.12	300	(1,474)	(16,385)	14,911
Transocean Inc., 7.38% 4/15/18, 6/20/20*	1.00	4.19	300	(29,585)	(45,901)	16,316
Goldman Sachs International
CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	3,488	(214,571)	(220,024)	5,453
CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	757	(46,568)	(47,752)	1,184

				$(7,801,384)	$(5,656,988)	$(2,144,396)

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$650	4/20/20	3.74%	3 Month LIBOR	$(47,542)
JPMorgan Chase Bank, NA	950	4/26/20	3.77%	3 Month LIBOR	(70,441)

					$(117,983)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received		Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
BNP Paribas
S&P 500 Annual Dividend Index	225,750	– 0	–		$11,231	12/20/19	$925,575
S&P 500 Annual Dividend Index	217,500	– 0	–		11,212	12/17/21	1,141,875
Citibank, NA
Euro Stoxx 50 Index	30,009	– 0	–	EUR	3,160	12/18/20	100,424
JPMorgan Chase Bank, NA
Euro Stoxx 50 Index	30,009	– 0	–		3,211	12/18/20	45,353
Pay Total Return on Reference Obligation
Citibank, NA
Euro Stoxx 50 Index	30,009	– 0	–		3,337	12/15/17	(155,495)
JPMorgan Chase Bank, NA
Euro Stoxx 50 Index	30,009	– 0	–		3,376	12/15/17	(113,382)
Societe Generale
JPMorgan USD Emerging Markets Bond ETF	52,000	LIBOR Minus 0.50%			$5,721	2/15/17	(104,691)

							$1,839,659

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $61,463,224 or 22.2% of net assets.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Momentive Performance Materials, Inc.
8.875%, 10/15/2020	9/16/16	$1	$0	0.00%

(e)	Defaulted.
(f)	Illiquid security.
(g)	Convertible security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2017.

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.36% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.271%, 4/25/26	4/25/26	$2,697,254	$2,731,769	0.99%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.271%, 4/25/26	4/25/26	1,564,071	1,570,749	0.57%
Dominican Republic International Bond
15.95%, 6/04/21	6/04/21	740,274	692,308	0.25%
Exide Technologies
7.00%, 4/30/25	4/30/25	135,156	148,918	0.05%
Golden Energy Offshore Services AS
5.00%, 12/31/17	12/31/17	1,117,748	183,775	0.07%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	3/25/37	3,301	0	0.00%
Societe Generale SA
1.749%, 4/05/17	4/05/17	3,714,301	3,900,000	1.41%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/28/18	477,436	60,300	0.02%

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2017.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(m)	Defaulted matured security.
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)	IO - Interest Only.
(p)	Inverse interest only security.
(q)	One contract relates to 1 share.
(r)	Variable rate coupon, rate shown as of January 31, 2017.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2017.
(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(u)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(v)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,592,749 and gross unrealized depreciation of investments was $(11,971,497), resulting in net unrealized depreciation of $(4,378,748).
(w)	One contract relates to 100 shares.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso

NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
RTP	-	Right To Pay
SPDR	-	Standard & Poor’s Depository Receipt
TIIE	-	Banco de México Equilibrium Interbank Interest Rate

COUNTRY BREAKDOWN *

January 31, 2017 (unaudited)

49.6%	United States
4.0%	United Kingdom
3.9%	Australia
3.3%	France
3.2%	Canada
2.4%	Portugal
2.2%	Brazil
1.6%	Italy
1.6%	Spain
1.5%	Mexico
0.6%	Russia
0.6%	Luxembourg
0.5%	Argentina
2.9%	Other
22.1%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Bahamas, Barbados, Chile, Dominican Republic, Ecuador, Gabon, Germany, Hungary, Ireland, Jamaica, Japan, Kuwait, Macau, Netherlands, New Zealand, Norway, South Africa and Switzerland.

AB Unconstrained Bond Fund

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$75,134,645		$669,328	#	$75,803,973
Governments - Treasuries		– 0	–	49,342,251		– 0	–	49,342,251
Collateralized Mortgage Obligations		– 0	–	45,736,702		– 0	–	45,736,702
Corporates - Investment Grade		– 0	–	10,858,402		– 0	–	10,858,402
Agencies		– 0	–	7,007,337		– 0	–	7,007,337
Emerging Markets - Treasuries		– 0	–	4,073,237		– 0	–	4,073,237
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	2,486,411		2,486,411
Quasi-Sovereigns		– 0	–	2,193,660		– 0	–	2,193,660
Governments - Sovereign Bonds		– 0	–	1,807,725		– 0	–	1,807,725
Emerging Markets - Sovereigns		– 0	–	1,559,870		– 0	–	1,559,870
Options Purchased - Puts		– 0	–	1,333,432		– 0	–	1,333,432
Inflation-Linked Securities		– 0	–	1,140,078		– 0	–	1,140,078
Whole Loan Trusts		– 0	–	– 0	–	1,115,949		1,115,949
Bank Loans		– 0	–	1,081,891		– 0	–	1,081,891
Governments - Sovereign Agencies		– 0	–	1,075,975		– 0	–	1,075,975
Local Governments - Regional Bonds		– 0	–	422,920		– 0	–	422,920
Asset-Backed Securities		– 0	–	366,875		– 0	– #	366,875
Emerging Markets - Corporate Bonds		– 0	–	356,775		– 0	–	356,775
Options Purchased - Calls		– 0	–	317,943		– 0	–	317,943
Local Governments - Municipal Bonds		– 0	–	123,461		– 0	–	123,461
Preferred Stocks		109,900		– 0	–	– 0	–	109,900
Common Stocks		16,036		– 0	–	– 0	–	16,036
Warrants		4,270		– 0	–	– 0	–	4,270
Short-Term Investments:
Investment Companies		30,304,839		– 0	–	– 0	–	30,304,839
Governments - Treasuries		– 0	–	24,367,005		– 0	–	24,367,005
Agency Discount Notes		– 0	–	3,497,123		– 0	–	3,497,123
Time Deposits		– 0	–	976,198		– 0	–	976,198

Total Investments in Securities		30,435,045		232,773,505		4,271,688		267,480,238
Other Financial Instruments*:
Assets
Futures		629,341		204,381		– 0	–	833,722
Forward Currency Exchange Contracts		– 0	–	922,068		– 0	–	922,068
Centrally Cleared Credit Default Swaps		– 0	–	1,807,674		– 0	–	1,807,674
Centrally Cleared Interest Rate Swaps		– 0	–	3,785,111		– 0	–	3,785,111
Credit Default Swaps		– 0	–	1,491,019		– 0	–	1,491,019
Total Return Swaps		– 0	–	2,213,227		– 0	–	2,213,227
Liabilities
Futures		(1,245,431)		(100,365)		– 0	–	(1,345,796)
Forward Currency Exchange Contracts		– 0	–	(1,991,225)		– 0	–	(1,991,225)
Call Options Written		– 0	–	(1,623,815)		– 0	–	(1,623,815)
Put Options Written		– 0	–	(153,271)		– 0	–	(153,271)
Credit Default Swaptions Written		– 0	–	(2,358)		– 0	–	(2,358)
Interest Rate Swaptions Written		– 0	–	(118,099)		– 0	–	(118,099)
Currency Options Written		– 0	–	(18,427)		– 0	–	(18,427)
Centrally Cleared Credit Default Swaps		– 0	–	(1,509,592)		– 0	–	(1,509,592)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,560,994)		– 0	–	(2,560,994)
Credit Default Swaps		– 0	–	(3,635,415)		– 0	–	(3,635,415)
Interest Rate Swaps		– 0	–	(117,983)		– 0	–	(117,983)
Total Return Swaps		– 0	–	(373,568)		– 0	–	(373,568)

Total^		$29,818,955		$230,991,873		$4,271,688		$265,082,516

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#			Collateralized Mortgage Obligations			Commercial Mortgage-Backed Securities		Whole Loan Trusts
Balance as of 10/31/16		$341,866			$4,308,018		$3,443,874		$1,327,991
Accrued discounts/ (premiums)		690			– 0	–	(110)		1,071
Realized gain (loss)		22,000			– 0	–	(4,674)		(70,279)
Change in unrealized appreciation/depreciation		(3,318)			– 0	–	(27,948)		(117,608)
Purchases		276,062			– 0	–	– 0	–	– 0	–
Sales/Paydowns		(140,990)			– 0	–	(924,731)		(25,226)
Transfers into Level 3		173,018			– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–		(4,308,018)		– 0	–	– 0	–

Balance as of 1/31/17		$669,328		$	– 0	–	$2,486,411		$1,115,949

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17		$(3,318)		$	– 0	–	$(27,948)		$(117,608)

	Asset-Backed Securities#			Total
Balance as of 10/31/16	$	– 0	–		$9,421,749
Accrued discounts/ (premiums)		– 0	–		1,651
Realized gain (loss)		– 0	–		(52,953)
Change in unrealized appreciation/depreciation		– 0	–		(148,874)
Purchases		– 0	–		276,062
Sales/Paydowns		– 0	–		(1,090,947)
Transfers into Level 3		– 0	–		173,018
Transfers out of Level 3		– 0	–		(4,308,018)

Balance as of 1/31/17	$	– 0	–		$4,271,688	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$	– 0	–		$(148,874)

#	The Fund held securities with zero market value at period end.
+	An amount of $4,308,018 was transferred out of Level 3 into Level 2 due to an increase in observability of inputs during the reporting period. There were de minimis transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at January 31, 2017. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/17			Valuation Technique	Unobservable Input	Input
Whole Loan Trusts		$512,020		Market Approach	Underlying NAV of the Collateral	$96.62
Asset-Backed Securities	$	– 0	–	Qualitative Assessment		$0.00/ N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significant impact the fait value measurement. A significant increase (decrease) in Underlying NAV of the Collateral in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value October 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2017 (000)	Dividend Income (000)
$40,316	$86,720	$96,731	$30,305	$24

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017